Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Accounting Policies and Disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
IFRS 9	Financial Instruments
IFRS 15	Revenue from Contracts with Customers
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers
Amendments to IAS 40	Transfers of Investment Property
IFRIC 22	Foreign Currency Transactions and Advance Consideration
Annual Improvements	Amendments to IFRS 1 and IAS 28
2014-2016 Cycle

Other than as explained below regarding the impact of IFRS 9 and IFRS 15, the adoption of the above new and revised standards has had no significant financial effect on these financial statements.

(a)

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement, impairment and hedge accounting.

The Group has recognized the transition adjustments against the applicable opening balances in equity at January 1, 2018. Therefore, the comparative information was not restated and continues to be reported under IAS 39.

Classification and measurement

The following information sets out the impacts of adopting IFRS 9 on the statement of financial position, including the effect of replacing IAS 39’s incurred credit loss calculations with IFRS 9’s expected credit losses (“ECLs”).

A reconciliation between the carrying amounts under IAS 39 and the balances reported under IFRS 9 as at January 1, 2018 is as follows:

			IAS 39						IFRS 9
			measurement			Re-		Remea-	measurement
	Notes		Category		Amount	classification	ECL	surement	Amount	Category
					RMB	RMB	RMB	RMB	RMB
					million	million	million	million	million
Financial assets
Equity investments designated at fair value through other comprehensive income			N/A		—	677	—	895	1,572	FVOCI (equity	[1] )
From: Available-for-sale investments	(i	)				677	—	—
Available-for-sale investments			AFS	[2]	800	(800)	—	—	—	N/A
To: Equity investments designated at fair value through other comprehensive income	(i	)				(677)	—	—
To: Financial assets at fair value through profit or loss	(ii	)				(123)	—	—
Financial assets at fair value through profit or loss			FVPL	[5]	—	123	—	—	123	FVPL
From: Available-for-sale investments	(ii	)				123	—	—
Trade and notes receivables	(iii	)	L&R	[3]	2,124	—	(31)	—	2,093	AC	[4]

Total assets					2,924	—	(31)	895	3,788

Other liabilities
Deferred tax liabilities					18	—	(8)	224	234

Total liabilities					18	—	(8)	224	234

[1]    FVOCI:     Financial assets at fair value through other comprehensive income

[2]     AFS:         Available-for-sale investments

[3]     L&R:        Loans and receivables

[4]     AC:          Financial assets or financial liabilities at amortized cost

[5]     FVPL:      Financial assets at fair value through profit or loss

Notes:

(i)	The Group has elected the option to irrevocably designate certain of its previous available-for-sale equity investments as equity investments at fair value through other comprehensive income.

(ii)	The Group has classified certain of its tradable listed equity investments previously classified as available-for-sale investments as financial assets measured at fair value through profit or loss.

(iii)

The carrying amounts of the trade and notes receivables under the column “IAS 39 measurement – Amount” represent the amounts after adjustments for the adoption of IFRS 15 but before the measurement of ECLs. Further details of the adjustments for the adoption of IFRS 15 are included in note 2.2(b) to the financial statements.

Impairment

The following table reconciles the aggregate opening impairment allowances under IAS 39 to the ECL allowances under IFRS 9.

Further details are disclosed in note 29 to the financial statements.

	Impairment allowances under IAS 39 at December 31 2017 RMB million	Re-measurement RMB million	ECL allowances under IFRS 9 at January 1, 2018 RMB million
Trade and notes receivables	88	31	119

Impact on reserves and retained profits

The impact of transition to IFRS 9 on reserves and retained profits is as follows:

Reserves and retained profits RMB million
Fair value reserve under IFRS 9
(available-for-sale investment revaluation reserve under IAS 39)
Balance as at December 31, 2017 under IAS 39	391
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	(1)
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	895
Deferred tax in relation to the above	(224)
Non-controlling interests in relation to the above	(3)

Balance as at January 1, 2018 under IFRS 9	1,058

Retained profits
Balance as at December 31, 2017 under IAS 39	14,205
Reclassification of a financial asset from available-for-sale investment to financial asset at fair value through profit or loss	1
Recognition of expected credit losses for trade receivables under IFRS 9	(31)
Deferred tax in relation to the above	9

Balance as at January 1, 2018 under IFRS 9	14,183

(b)

IFRS 15 and its amendments replace IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a new five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach for measuring and recognizing revenue. The standard also introduces extensive qualitative and quantitative disclosure requirements, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates. The disclosures are included in note 5 to the financial statements. As a result of the application of IFRS 15, the Group has changed the accounting policy with respect to revenue recognition in note 2.4 to the financial statements.

The Group has adopted IFRS 15 using the modified retrospective method of adoption. Under this method, the standard can be applied either to all contracts at the date of initial application or only to contracts that are not completed at this date. The Group has elected to apply the standard to contracts that are not completed as at January 1, 2018.

The cumulative effect of the initial application of IFRS 15 was recognized as an adjustment to the opening balance of retained profits as at January 1, 2018. Therefore, the comparative information was not restated and continues to be reported under IAS 11, IAS 18 and related interpretations.

Set out below are the amounts by which each financial statement line item was affected as at January 1, 2018 as a result of the adoption of IFRS 15:

		Increase/(decrease)
	Notes	RMB million
Liabilities
Sales in advance of carriage	(i)	(7,043)
Other payables and accruals	(i)	(1,210)
Other long-term liabilities	(i)	(1,525)
Contract liabilities	(i),(ii),(iii),(iv)	9,267
Deferred tax liabilities	(v)	128

Total liabilities		(383)

Equity
Retained profits	(ii),(iii),(iv),(v)	383

Total equity		383

Set out below are the amounts by which each financial statement line item was affected as at December 31, 2018 and for the year ended December 31, 2018 as a result of the adoption of IFRS 15. The adoption of IFRS 15 has had no impact on other comprehensive income or on the Group’s operating, investing and financing cash flows. The first column shows the amounts recorded under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

Consolidated statement of profit or loss for the year ended December 31, 2018:

		Amounts prepared under
		IFRS 15 RMB	Previous IFRS RMB	Increase/ (decrease) RMB
	Notes	million	million	million
Revenue	(ii),(iii),(iv)	115,278	115,000	278
Operating profit		9,309	9,031	278

Profit before income tax		3,856	3,578	278
Income tax expense	(v)	(926)	(856)	(70)

Profit for the year		2,930	2,722	208

Profit attributable to:
Equity holders of the Company		2,698	2,492	206
Non-controlling interests		232	230	-2

		2,930	2,722	208

Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)		0.19	0.17	0.02

Consolidated statement of financial position as at December 31, 2018:

		Amounts prepared under
			Previous	Increase/
		IFRS 15	IFRS	(decrease)
		RMB	RMB	RMB
	Notes	million	million	million
Sales in advance of carriage	(i)	—	8,559	(8,559)
Other payables and accruals	(i)	21,143	21,968	(825)
Other long-term liabilities	(i)	3,448	5,249	(1,801)
Contract liabilities	(i),(ii),(iii),(iv)	10,396	—	10,396
Income tax payable	(v)	273	75	198
Total liabilities		177,416	178,007	(591)
Net assets		61,601	61,010	591
Retained profits	(ii),(iii),(iv),(v)	16,496	15,905	591
Non-controlling interests	(v)	58,008	58,006	2
Total equity		61,601	61,008	593

The nature of the adjustments as at January 1, 2018 and the reasons for the significant changes in the statement of financial position as at December 31, 2018 and the statement of profit or loss for the year ended December 31, 2018 are described below:

(iv)	Reclassification

Before the adoption of IFRS 15, the Group recognized consideration received from customers in advance of carriage as sales in advance of carriage, and frequent flyer program liabilities and other consideration received from customers as other payables and accruals and other long-term liabilities. Under IFRS 15, the amounts are classified as contract liabilities. Therefore, upon the adoption of IFRS 15, the Group reclassified RMB7,043 million, RMB1,210 million and RMB1,525 million from sales in advance of carriage, other payables and accruals and other long-term liabilities, respectively, to contract liabilities as at January 1, 2018.

As at December 31, 2018, under IFRS 15, RMB8,559 million, RMB825 million and RMB1,801 million from sales in advance of carriage, other payables and accruals and other long-term liabilities respectively were reclassified to contract liabilities.

(ii)	Frequent flyer program

Prior to the adoption of IFRS 15, the Group used the residual method to allocate a portion of ticket sales to the mileage points issued in connection with the flights, which were valued based on the estimated redemption value. Revenue is recognized when the miles have been redeemed and used or for miles that expire unused at the expiration date. IFRS 15 requires the Group to apply relative stand-alone selling price approach to allocate a portion of sales to the mileage points issued and recognizes frequent flyer program liabilities under contract liabilities. Accordingly, there was an increase in retained profits of RMB33 million before tax effect as at January 1, 2018.

Considering the relative stand-alone selling price approach used for recognizing frequent flyer program liabilities, revenue was increased by RMB113 million for the year ended December 31, 2018 and there was an increase in retained profits of RMB146 million before tax effect as at December 31, 2018.

(iii)	Passenger ticket breakage

Passenger ticket breakage refers to the tickets that will expire unused. Prior to the adoption of IFRS 15, the Group recognized revenue from the ticket breakage upon expiration of the ticket. Under IFRS 15, the Group estimates the value of passenger ticket breakage and recognizes revenue at the scheduled flight date. Accordingly, there was an increase in retained profits of RMB509 million before tax effect as at January 1, 2018.

Considering the change in timing of revenue recognition for the passenger ticket breakage, revenue was increased by RMB178 million for the year ended December 31, 2018 and there was an increase in retained profits of RMB687 million before tax effect as at December 31, 2018.

(iv)	Change fees

The Group charges customers to make changes to air tickets. The process of changing the customer’s itinerary generally will be regarded as a contract modification under IFRS 15 instead of recognizing in other revenue at the time when ticket is changed under the legacy guidance. Under IFRS 15, change fees are recognized in passenger revenue when transportation is provided. Accordingly, there was a decrease in retained profits of RMB31 million before tax effect as at January 1, 2018.

Considering the change in timing of revenue recognition for change fees, revenue was decreased by RMB13 million for the year ended December 31, 2018 and there was a decrease in retained profits of RMB44 million before tax effect as at December 31, 2018.

(v)	Other adjustments

In addition to the adjustments described above, other items of the primary financial statements such as tax and non-controlling interests were adjusted as necessary. Retained profits were adjusted accordingly.